Promissory Notes Payable - Additional Information (Detail) (Inventergy Inc [Member], USD $)	12 Months Ended		24 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Patents [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Maximum [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Minimum [Member]	May 10, 2013 Series A Preferred Stock [Member]	May 17, 2013 Series A Preferred Stock Two [Member]	May 10, 2013 Promissor Note Payable [Member]	Dec. 31, 2013 Promissor Note Payable [Member]	Dec. 19, 2013 Promissor Note Payable [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Promissor Note Payable [Member] Chief Executive Officer [Member]
Debt Instrument, Face Amount				$ 3,100,000							$ 5,000,000		$ 3,100,000
Proceeds from Issuance of Senior Long-term Debt								50,000	1,498,526	4,950,000		3,000,000	100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities								5,000,000
Long-term Debt, Fair Value	2,557,111		2,557,111
Debt Instrument, Maturity Date	May 10, 2018					Feb. 14, 2014	Feb. 07, 2014
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.40%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	10.00%
Debt Instrument, Redemption Price, Percentage	125.00%
Other Depreciation and Amortization	353,009	0	353,009
Debt Instrument, Increase, Accrued Interest	5,000,000
Debt Instrument, Unamortized Discount	2,672,783		2,672,783
Debt Instrument, Interest Rate, Stated Percentage					2.00%
Secured Debt				3,000,000
Loan Processing Fee					$ 60,000